CONVERTIBLE BOND - Additional Information (Details) $ / shares in Units, $ in Thousands						1 Months Ended
	Jun. 23, 2021 $ / shares	Jun. 23, 2021 $ / shares	Feb. 12, 2021 $ / shares	Jan. 20, 2021 $ / shares	Sep. 01, 2020 $ / shares	Oct. 31, 2021 shares	Dec. 31, 2021 CAD ($)
Disclosure of classes of share capital [line items]
Share price per share | (per share)	$ 9.22	$ 7.50	$ 14.50	$ 14.50	$ 2
Pallinghurst
Disclosure of classes of share capital [line items]
Shares issued for conversion debt (convertible bond) | shares						7,500,000
Accrued and unpaid interest | $							$ 306